SCHEDULE OF SHARE ISSUANCE (Details) - shares		1 Months Ended	5 Months Ended
	May 25, 2021	Sep. 02, 2021	Feb. 19, 2021
Founder Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Share issuance			85,000,000
Founder Shares [Member] | Sim Eng Peng [Member]
Subsidiary, Sale of Stock [Line Items]
Share issuance			26,100,000
Founder Shares [Member] | Nplus Sdn. Bhd. [Member]
Subsidiary, Sale of Stock [Line Items]
Share issuance			7,460,000
Founder Shares [Member] | AMCARE Sdn. Bhd [Member]
Subsidiary, Sale of Stock [Line Items]
Share issuance			7,460,000
Founder Shares [Member] | Westlife Sdn. Bhd [Member]
Subsidiary, Sale of Stock [Line Items]
Share issuance			4,415,000
Founder Shares [Member] | S&E Optical Sdn Bhd [Member]
Subsidiary, Sale of Stock [Line Items]
Share issuance			4,415,000
Founder Shares [Member] | Dynamic Optical Sdn. Bhd [Member]
Subsidiary, Sale of Stock [Line Items]
Share issuance			1,925,000
Founder Shares [Member] | Guan Kok Lan [Member]
Subsidiary, Sale of Stock [Line Items]
Share issuance			10,875,000
Founder Shares [Member] | IT Optical Talent Sdn. Bhd [Member]
Subsidiary, Sale of Stock [Line Items]
Share issuance			8,000,000
Founder Shares [Member] | Inki Strategic Partner Sdn Bhd [Member]
Subsidiary, Sale of Stock [Line Items]
Share issuance			6,350,000
Founder Shares [Member] | Greenpro Asia Strategic Fund SP [Member]
Subsidiary, Sale of Stock [Line Items]
Share issuance			3,000,000
Founder Shares [Member] | Greenpro Venture Capital Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Share issuance			5,000,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Share issuance	412,800	1,211,000
Private Placement [Member] | Goe Hian Cai [Member]
Subsidiary, Sale of Stock [Line Items]
Share issuance	50,000
Private Placement [Member] | Khoo Kian Joo [Member]
Subsidiary, Sale of Stock [Line Items]
Share issuance	50,000
Private Placement [Member] | Sim Eng Dee [Member]
Subsidiary, Sale of Stock [Line Items]
Share issuance	50,000
Private Placement [Member] | Sim Siew Chui [Member]
Subsidiary, Sale of Stock [Line Items]
Share issuance	50,000
Private Placement [Member] | Goe Hui Xin [Member]
Subsidiary, Sale of Stock [Line Items]
Share issuance	30,000
Private Placement [Member] | Sim Pei Yee [Member]
Subsidiary, Sale of Stock [Line Items]
Share issuance	30,000
Private Placement [Member] | Sim Pei Shan [Member]
Subsidiary, Sale of Stock [Line Items]
Share issuance	25,000
Private Placement [Member] | So Kean Yong [Member]
Subsidiary, Sale of Stock [Line Items]
Share issuance	25,000
Private Placement [Member] | Teh Chin Yee [Member]
Subsidiary, Sale of Stock [Line Items]
Share issuance	25,000
Private Placement [Member] | E Chew Kiew [Member]
Subsidiary, Sale of Stock [Line Items]
Share issuance	23,200
Private Placement [Member] | Sim Ken Wee [Member]
Subsidiary, Sale of Stock [Line Items]
Share issuance	18,600
Private Placement [Member] | Tye Siew Po [Member]
Subsidiary, Sale of Stock [Line Items]
Share issuance	15,000
Private Placement [Member] | Sim Eng May [Member]
Subsidiary, Sale of Stock [Line Items]
Share issuance	10,000
Private Placement [Member] | Wong Lee Wah [Member]
Subsidiary, Sale of Stock [Line Items]
Share issuance	1,000
Private Placement [Member] | Lim Kwee Choon [Member]
Subsidiary, Sale of Stock [Line Items]
Share issuance		1,000,000
Private Placement [Member] | Mohamed Nazir Bin Meraslam [Member]
Subsidiary, Sale of Stock [Line Items]
Share issuance		200,000
Private Placement [Member] | Chong Thiam Seong [Member]
Subsidiary, Sale of Stock [Line Items]
Share issuance		10,000
Private Placement [Member] | Cheong Fook Loong [Member]
Subsidiary, Sale of Stock [Line Items]
Share issuance		1,000
Private Placement [Member] | Kellylous Anam [Member]
Subsidiary, Sale of Stock [Line Items]
Share issuance	10,000